Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net income	$ 181,630	$ 305,084	$ 208,466
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	138,396	122,811	120,459
Amortization of deferred dry-docking costs and leasehold improvements	20,091	21,124	19,246
Amortization of deferred finance costs	3,626	3,623	4,052
Amortization of right of use assets for finance lease	1,415	306	1,116
Amortization of assumed liabilities from time charters attached	(15,792)	0	0
Amortization of revenue escalation	2,013	(3,984)	(2,004)
Stock based compensation expense	8,126	0	0
Interest expense on long term receivable, net	(541)	(505)	(403)
Interest income from debt securities, accrued	(166)	(64)	0
Change in fair value of derivative instruments	(3,541)	(5,868)	(5,923)
(Gain) Loss on sale of vessels	(48,662)	(81,198)	440
Impairment charges	0	26,367	0
Payments for dry-docking	(24,738)	(19,071)	(29,445)
Proceeds from swaps terminations	0	0	16,195
(Increase) Decrease in:
Receivables and other, net	16,866	28,371	(35,238)
Margin deposits	0	0	1,579
Inventories	3,565	3,704	(3,299)
Prepaid insurance and other	(3,398)	2,905	(4,957)
Capitalized voyage expenses	11	456	(65)
Increase (Decrease) in:
Payables and other	12,961	(11,830)	(27,064)
Accrued liabilities	10,314	(2,805)	8,345
Unearned revenue	5,508	5,853	17,029
Net Cash provided by Operating Activities	307,684	395,279	288,529
Cash Flows from Investing Activities:
Advances for vessels under construction	(160,413)	(134,741)	(31,809)
Vessel acquisitions and/or improvements	(489,609)	(163,644)	(301,560)
Investments in debt securities	(20,000)	(5,000)	0
Proceeds from sale of vessels	228,416	165,944	31,555
Net Cash used in Investing Activities	(441,606)	(137,441)	(301,814)
Cash Flows from Financing Activities:
Proceeds from long-term debt and other financial liabilities	410,632	411,424	701,105
Financing costs	(4,805)	(3,952)	(6,296)
Payments of long-term debt and other financial liabilities	(226,085)	(426,315)	(494,171)
Payments on principal portion of financial liabilities	(2,385)	(1,564)	(2,933)
Redemption of Series D preferred shares	0	(87,927)	0
Redemption of Series B preferred shares	0	(20,388)	(2,500)
Proceeds from stock issuance program, net	0	0	43,841
Proceeds from preferred stock issuance, net	0	0	192
Cash dividends	(71,817)	(61,861)	(43,711)
Net Cash provided by (used in) Financing Activities	105,540	(190,583)	195,527
Net (decrease) increase in cash and cash equivalents and restricted cash	(28,382)	67,255	182,242
Cash and cash equivalents and restricted cash at beginning of period	376,694	309,439	127,197
Cash and cash equivalents and restricted cash at end of period	348,312	376,694	309,439
Interest paid
Cash paid for interest net of amounts capitalized	108,648	101,344	48,946
Current Assets:
Cash and cash equivalents	343,373	372,032	304,367
Restricted cash	4,939	4,662	5,072
Total Cash and cash equivalents and restricted cash	$ 348,312	$ 376,694	$ 309,439